Expense Example, No Redemption - First Trust Indxx Quality Precious Metals Miners ETF - First Trust Indxx Quality Precious Metals Miners ETF	Jul. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	$ 208